Notes Payable: Schedule of Notes Payable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Details
Skyy Holdings, Ltd.	$ 191,575	$ 185,411
Prominence Capital LLC	31,005	30,512
Total Notes Payable-Short Term	222,580	215,923
The Kasper Group	199,054
Matrix Advisors LLC	506,164	500,000
Adrian Peglar	101,164
Paul Burke	101,164
Total Notes Payable-Long Term-Convertible	907,546	500,000
Total Notes Payable	$ 1,130,126	$ 715,923